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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21978


                   	  Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Floating Rate Fund (RIC-US)
Schedule of Investments  7/31/10

Shares Floating                                                       Value
       Rate (b)
             PREFERRED STOCKS - 0.2 %
             Automobiles & Components - 0.1 %
             Auto Parts & Equipment - 0.1 %
 1,163       Lear Corp. *                                         $   80,898
             Total Automobiles & Components                       $   80,898
             Diversified Financials - 0.1 %
             Diversified Financial Services - 0.1 %
  100        Bank of America Corp., 7.25%, 12/31/49               $   92,000
             Total Diversified Financials                         $   92,000
             TOTAL PREFERRED STOCKS
             (Cost  $153,574)                                     $  172,898

             COMMON STOCKS - 0.3 %
             Materials - 0.0 %
             Steel - 0.0 %
 5,699       KNIA Holdings, Inc. *                                $   44,224
             Total Materials                                      $   44,224
             Automobiles & Components - 0.1 %
             Auto Parts & Equipment - 0.1 %
  875        Lear Corp. *                                         $   68,399
             Total Automobiles & Components                       $   68,399
             Real Estate - 0.2 %
             Real Estate Development - 0.1 %
106,253      Newhall Land Development LLC *                       $  201,881
             Total Real Estate                                    $  201,881
             TOTAL COMMON STOCKS
Principal    (Cost  $187,100)                                     $  314,504
Amount
             ASSET BACKED SECURITIES - 0.5 %
             Banks - 0.2 %
             Thrifts & Mortgage Finance - 0.2 %
400,000 0.67 Lease Investment, Floating Rate Note, 7/15/31        $  188,000
             Total Banks                                          $  188,000
             Diversified Financials - 0.3 %
             Diversified Financial Services - 0.2 %
246,731      Ellington Loan Acquisition, 1.0625%, 5/27/37         $  214,379
             Specialized Finance - 0.1 %
112,342 0.53 Aegis Asset Backed Securities, Floating Rate Note, 3/$   97,658
             Total Diversified Financials                         $  312,037
             TOTAL ASSET BACKED SECURITIES
             (Cost  $500,353)                                     $  500,037

             COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3 %
             Diversified Financials - 0.3 %
             Diversified Financial Services - 0.3 %
355,706 0.86 Residential Accredit Loans, Inc., Floating Rate Note,$  325,793
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost  $328,358)                                     $  325,793

             CORPORATE BONDS - 7.5 %
             Energy - 1.8 %
             Oil & Gas Drilling - 0.1 %
150,000      Vantage Drilling Co., 11.5%, 8/1/15                  $  149,250
             Oil & Gas Equipment & Services - 0.4 %
500,000 3.62 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A) $  405,000
             Oil & Gas Exploration & Production - 1.3 %
498,000      Denbury Resources, Inc., 8.25%, 2/15/20              $  531,615
350,000      Linn Energy LLC, 8.625%, 4/15/20 (144A)                 371,875
500,000 4.16 SandRidge Energy, Inc., Floating Rate Note, 4/1/14      455,909
                                                                  $1,359,399
             Total Energy                                         $1,913,649
             Materials - 0.5 %
             Paper Products - 0.5 %
225,000      Appleton Papers, Inc., 10.5%, 6/15/15 (144A)         $  222,750
250,000      Clearwater Paper Corp., 10.625%, 6/15/16                276,250
                                                                  $  499,000
             Total Materials                                      $  499,000
             Capital Goods - 0.9 %
             Aerospace & Defense - 0.2 %
45,000       DigitalGlobe, Inc., 10.5%, 5/1/14                    $   49,106
150,000      Spirit Aerosystems, Inc., 7.5%, 10/1/17                 151,125
                                                                  $  200,231
             Building Products - 0.1 %
90,000       USG Corp., 9.75%, 8/1/14 (144A)                      $   94,050
             Construction & Farm Machinery & Heavy Trucks - 0.1 %
200,000      The Manitowoc Co,, Inc., 9.5%, 2/15/18               $  204,000
             Electrical Component & Equipment - 0.4 %
200,000      Coleman Cable, Inc., 9.0%, 2/15/18                   $  202,000
250,000      WireCo World Group, 9.5%, 5/15/17                       252,813
                                                                  $  454,813
             Total Capital Goods                                  $  953,094
             Transportation - 0.0 %
             Airlines - 0.0 %
19,296       Continental Airlines, Inc., 7.461%, 4/1/13           $   18,524
             Total Transportation                                 $   18,524
             Consumer Durables & Apparel - 0.2 %
             Leisure Products - 0.2 %
200,000      Freedom Group, Inc., 10.25%, 8/1/15                  $  211,250
             Total Consumer Durables & Apparel                    $  211,250
             Retailing - 0.2 %
             Catalog Retail - 0.2 %
175,000      QVC, Inc., 7.5%, 10/1/19 (144A)                      $  180,250
             Total Retailing                                      $  180,250
             Household & Personal Products - 0.1 %
             Household Products - 0.1 %
100,000      Cellu Tissue Holdings, Inc., 11.5%, 6/1/14           $  108,750
             Total Household & Personal Products                  $  108,750
             Health Care Equipment & Services - 0.5 %
             Health Care Facilities - 0.5 %
500,000      HCA, Inc., 7.875%, 2/15/20                           $  542,500
             Total Health Care Equipment & Services               $  542,500
             Banks - 0.2 %
             Diversified Banks - 0.2 %
235,000      ABN Amro North American, 6.523%, 12/29/49            $  199,750
             Total Banks                                          $  199,750
             Diversified Financials - 0.8 %
             Asset Management & Custody Banks - 0.1 %
90,000       Janus Capital Group, Inc., 6.5%, 6/15/12             $   94,484
             Diversified Financial Services - 0.6 %
250,000 6.66 Caelus Re II, Ltd., Floating Rate Note, 5/24/13      $  244,625
500,000      Lodestone Re, Ltd., 0.0%, 5/17/13 (144A)                487,600
                                                                  $  732,225
             Total Diversified Financials                         $  826,709
             Insurance - 0.7 %
             Reinsurance - 0.7 %
250,000 7.19 Blue Fin, Ltd., Floating Rate Note, 4/10/12          $  237,250
250,000 8.92 Caelus Re, Ltd., Floating Rate Note, 6/7/11             244,575
250,00010.30 Mystic Re, Ltd., Floating Rate Note, 6/7/11             241,900
                                                                  $  723,725
             Total Insurance                                      $  723,725
             Real Estate - 0.3 %
             Specialized Real Estate Investment Trust - 0.3 %
250,000      Hospitality Properties Trust, 7.875%, 8/15/14        $  277,163
             Total Real Estate                                    $  277,163
             Semiconductors - 0.1%
             Semiconductor Equipment - 0.1 %
100,000      Aeroflex, Inc., 11.75%, 2/15/15                      $  107,125
             Total Semiconductors                                 $  107,125
             Telecommunication Services - 1.2 %
             Alternative Carriers - 0.3 %
350,000      Paetec Holding Co., 8.875%, 6/30/17 (144A)           $  361,813
             Integrated Telecommunication Services - 0.5 %
500,000      Mastec, Inc., 7.625%, 2/1/17                         $  487,500
             Wireless Telecommunication Services - 0.3 %
365,000      Cricket Communications, Inc., 7.75%, 5/15/16         $  377,775
             Total Telecommunication Services                     $1,227,088
             TOTAL CORPORATE BONDS
             (Cost  $5,904,680)                                   $7,788,577

             SENIOR FLOATING RATE LOAN INTERESTS - 87.6 % **
             Energy - 3.9 %
             Integrated Oil & Gas - 0.7 %
750,00012.00 Big West Oil LLC, Term Loan, 4/30/15                 $  756,250
             Oil & Gas Equipment & Services - 1.5 %
1,346,6 5.50 Aquilex Holdings LLC, Term Loan, 3/11/16             $1,342,698
203,673 8.50 Hudson Products Holdings, Inc., Term Loan, 8/24/15      187,379
                                                                  $1,530,077
             Oil & Gas Exploration & Production - 1.2 %
750,000 5.75 Targa Resources, Inc., Term Loan, 12/15/17           $  751,406
619,853 4.38 Venoco, Inc., 2nd Lien Term Loan, 5/7/14                561,870
                                                                  $1,313,276
             Oil & Gas Storage & Transporation - 0.3 %
406,891 6.75 Atlas Pipeline Partners, L.P., Term Loan, 7/27/14    $  406,043
             Total Energy                                         $4,005,646
             Materials - 5.7 %
             Aluminum - 0.4 %
183,409 2.54 Noranda Aluminum, Inc., Term B Loan, 5/18/14         $  170,112
186,133 2.54 Novelis Corp., U.S. Term Loan, 7/6/14                   178,555
82,467  2.32 Novelis, Inc., Canadian Term Loan, 7/6/14                79,110
                                                                  $  427,777
             Commodity Chemicals - 0.3 %
348,201 2.28 Celanese Holdings LLC, Term Loan, 4/2/14             $  334,079
             Construction Materials - 0.4 %
498,750 6.75 Summit Materials LLC, Term Loan, 7/7/14              $  487,528
             Diversified Chemical - 1.4 %
211,442 2.21 Huntsman Corp., New Term B Loan, 4/21/14             $  198,921
490,915 7.50 Ineos U.S. Finance Corp., Term B2 Facility Loan, 12/1   483,961
537,876 8.00 Ineos U.S. Finance Corp., Term C2 Facility Loan, 12/1   530,256
249,375 4.75 Solutia, Inc., Term Loan, 3/2/17                        250,176
                                                                  $1,463,314
             Fertilizers & Agricultural Chemicals - 0.4 %
415,007 4.50 CF Industries, Inc., B1 Term Loan, 4/5/15            $  417,457
             Metal & Glass Containers - 0.4 %
228,571 5.50 BWAY Holding Co., B Term Loan, 3/28/17               $  229,001
153,396 6.75 Graham Packaging Co., Term C Loan, 4/5/14               154,906
57,776  2.64 Graham Packaging Co., Term B Loan, 10/7/11               57,712
21,429  5.50 ICL Industrial Containers, C Term Loan, 3/28/17          21,469
                                                                  $  463,088
             Paper Packaging - 0.5 %
263,115 3.28 Graphic Packaging International, Inc., Incremental Te$  258,593
300,000 6.75 Smurfit-Stone Container Corp., Term Loan, 1/2/16        301,820
                                                                  $  560,413
             Paper Products - 0.7 %
140,000 0.00 Exopack Holding Corp., Term Loan, 7/12/18            $  137,200
640,292 2.48 Georgia-Pacific Corp., Term Loan, 12/20/12              630,943
                                                                  $  768,143
             Specialty Chemicals - 0.7 %
500,000 6.00 Chemtura Corp., Term Loan, 3/22/11                   $  499,688
247,500 6.50 Nalco Co., Term Loan, 5/5/16                            249,150
                                                                  $  748,838
             Steel - 0.3 %
340,97110.50 Niagara Corp., New Term Loan, 6/29/14                $  313,693
             Total Materials                                      $5,984,330
             Capital Goods - 8.4 %
             Aerospace & Defense - 3.7 %
343,438 5.75 BE Aerospace, Inc., Tranche B Term Loan, 7/28/14     $  346,711
670,082 4.23 DAE Aviation Holdings, Inc., Tranche B1 Term Loan, 7/   608,099
250,000 6.25 DynCorp International, Inc., Term Loan, 6/30/16         251,375
397,183 3.79 Hunter Defense Technology, Term Loan, 8/22/14           372,359
501,055 9.25 IAP Worldwide Services, Term Loan, 12/20/12             491,034
195,432 2.28 Spirit Aerosystems, Inc., Term B1 Loan, 9/30/13         191,360
650,529 4.23 Standard Aero, Ltd., Tranche B2 Term Loan, 7/31/14      590,355
576,715 5.50 Tasc, Inc., Tranche A Term Loan, 12/18/14               578,397
161,688 5.75 Tasc, Inc., Tranche B Term Loan, 12/18/15               162,260
250,000 4.50 Triumph Group, Inc., Loan , 3/23/16                     251,328
                                                                  $3,843,278
             Building Products - 1.2 %
671,186 5.75 Custom Building Products, Inc., Term Loan, 3/19/15   $  670,767
600,000 5.50 Hillman Group, Inc., Term Loan, 4/26/16                 600,750
                                                                  $1,271,517
             Construction & Engineering - 0.9 %
778,293 6.25 Goodman Global, Inc., Term Loan, 2/13/14             $  781,698
139,491 2.62 URS Corp., Tranche B Term Loan, 5/15/13                 138,923
                                                                  $  920,621
             Construction & Farm Machinery & Heavy Trucks - 1.7 %
1,246,9 4.50 Bucyrus International, Inc., Tranche C Term Loan, 12/$1,252,513
412,447 8.00 Manitowoc Co., Term B Loan, 8/25/14                     413,306
123,331 6.54 Oshkosh Corp., Term B Loan, 12/6/13                     123,910
                                                                  $1,789,729
             Electrical Component & Equipment - 0.5 %
498,750 5.76 Scotsman Industries, Inc., Term Loan, 4/30/16        $  497,503
             Industrial Machinery - 0.3 %
346,896 5.49 Mueller Water Products, Term B Loan, 5/24/14         $  345,942
             Trading Companies & Distributors - 0.1 %
143,095 2.08 Interline Brands, Inc., Delayed Draw Term Loan, 6/23/$  133,078
37,500  2.08 Interline Brands, Inc., Initial Term Loan, 6/23/13       34,875
                                                                  $  167,953
             Total Capital Goods                                  $8,836,543
             Commercial Services & Supplies - 3.7 %
             Commercial Printing - 0.7 %
 9,355  5.04 Cenveo Corp., Delayed Draw Term Loan, 6/21/13        $    9,212
292,008 5.04 Cenveo Corp., Term C Facility Loan, 6/21/13             287,534
400,000 7.00 John Henry Holdings, Inc., Effective Date Term Advanc   397,000
                                                                  $  693,746
             Diversified Support Services - 1.9 %
342,593 6.75 Allied Security Holdings, Term Loan, 2/20/15         $  343,878
800,000 6.25 infoGROUP Inc., Term Loan, 5/30/16                      790,333
348,205 2.06 Iron Mountain, Inc., Initial Term Loan, 4/16/14         344,723
498,123 5.50 Language Line Holdings LLC, Tranche B Term Loan, 10/2   491,689
67,447  4.04 Rental Service Corp., Initial Term Loan, 11/30/13        64,054
                                                                  $2,034,677
             Environmental & Facilities Services - 0.9 %
248,750 6.00 Advanced Disposal Services, Inc., Term B Loan, 12/23/$  249,683
194,046 2.53 Brickman Holdings, Tranche B Term Loan, 1/23/14         182,403
247,500 7.00 Casella Waste Systems, Inc., Term B Loan, 4/9/14        248,428
242,500 2.35 Synagro Technologies, Inc., 1st Lien Term Loan, 4/2/1   204,306
                                                                  $  884,820
             Security & Alarm Services - 0.2 %
250,000 6.00 Protection One Alarm Monitoring, Inc., Term Loan, 3/3$  247,813
             Total Commercial Services & Supplies                 $3,861,056
             Transportation - 2.1 %
             Air Freight & Couriers - 0.9 %
252,589 3.53 Ceva Group Plc, Additional Pre-funded Term Loan, 11/4$  222,068
698,376 3.32 Ceva Group Plc, U.S. Term Loan, 11/4/13                 618,063
133,961 3.32 Ceva Group Plc, EGL Term Loan, 11/4/13                  118,556
                                                                  $  958,687
             Airlines - 0.7 %
99,250  8.75 Delta Air Lines, Inc., Term Loan, 9/27/13            $  100,263
645,398 3.59 Delta Air Lines, Inc., 2nd Lien Term Loan, 4/30/14      586,236
                                                                  $  686,499
             Marine - 0.3 %
350,000 3.79 Horizon Lines, Inc., Term Loan, 8/8/12               $  319,812
             Railroads - 0.2 %
245,524 2.22 Kansas City Southern Railway, Term B Advance Loan, 4/$  238,772
             Total Transportation                                 $2,203,770
             Automobiles & Components - 2.5 %
             Auto Parts & Equipment - 1.9 %
728,565 3.10 Allison Transmission, Inc., Term Loan, 8/7/14        $  682,194
303,019 2.29 Federal Mogul Corp.., Tranche C Term Loan, 12/28/15     271,256
593,916 2.29 Federal Mogul Corp., Tranche B Term Loan, 12/29/14      531,661
246,87510.50 HHI Holdings LLC, Term Loan, 3/11/15                    248,727
250,000 5.09 Tenneco, Inc., Tranche B Term Loan, 6/3/16              249,688
                                                                  $1,983,526
             Automobile Manufacturers - 0.5 %
492,348 3.35 Ford Motor Co., Tranche B1 Term Loan, 12/15/13       $  479,321
             Tires & Rubber - 0.1 %
175,000 2.24 Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/$  162,777
             Total Automobiles & Components                       $2,625,624
             Consumer Durables & Apparel - 1.8 %
             Apparel, Accessories & Luxury Goods - 1.7 %
1,000,0 5.25 Hanesbrands, Inc., New Term Loan, 12/10/15           $1,006,407
709,732 4.75 Phillips-Van Heusen Corp., U.S. Tranche B Term Loan,    713,978
                                                                  $1,720,385
             Housewares & Specialties - 0.1 %
122,986 3.03 Jarden Corp., Term B3 Loan, 1/24/12                  $  121,244
             Total Consumer Durables & Apparel                    $1,841,629
             Consumer Services - 4.9 %
             Casinos & Gaming - 0.6 %
82,917  3.05 Gateway Casinos & Entertainment, Delayed Draw Term Lo$   80,636
409,375 3.05 Gateway Casinos & Entertainment, Advance Term Loan, 9   398,117
124,375 9.50 Harrah's Operating Co, Inc., Term B4 Loan, 10/31/16     127,415
                                                                  $  606,168
             Education Services - 1.4 %
635,011 7.50 Bright Horizons Family Solutions, Inc., Tranche B Ter$  636,769
997,436 3.03 Cengage Learning Acquistions, Inc., Term Loan, 7/4/14   884,884
                                                                  $1,521,653
             Hotels, Resorts & Cruise Lines - 0.2 %
164,34010.50 Travelport LLC, Incremental Term Loan, 8/23/13       $  165,299
             Leisure Facilities - 1.2 %
750,000 0.00 Cedar Fair LP, U.S. Term Loan, 12/31/16              $  751,875
498,123 5.50 Universal City Development, Term Loan, 10/20/14         499,626
                                                                  $1,251,501
             Restaurants - 0.7 %
750,000 5.00 Wendy's/Arby's Group, Inc., Term Loan, 5/19/17       $  752,156
             Specialized Consumer Services - 0.8 %
203,553 3.07 Adesa, Inc., Initial Term Loan, 10/21/13             $  194,975
691,973 7.00 Web Service Center, Term Loan, 8/28/14                  684,621
                                                                  $  879,596
             Total Consumer Services                              $5,176,373
             Media - 11.4 %
             Advertising - 1.9 %
498,750 5.00 Advantage Sales & Marketing LLC, 1st Lien Term Loan, $  495,009
997,500 5.00 Affinion Group, Inc., Tranche B Term Loan, 10/9/16      956,354
498,750 4.25 Lamar Media Corp., Term B Loan, 10/1/16                 500,408
                                                                  $1,951,771
             Broadcasting - 2.8 %
1,023,0 7.50 FoxCo Acquisition Sub LLC, Term Loan, 7/14/15        $  984,700
300,000 2.16 Insight Media Holdings, Term B Loan, 4/7/14             285,161
249,403 3.03 Intelsat Corp., Tranche B-2-A Term Loan, 1/3/14         235,881
249,327 3.03 Intelsat Corp., Tranche B-2-B Term Loan, 1/3/14         235,809
249,327 3.03 Intelsat Corp., Tranche B-2-C Term Loan, 1/3/14         235,809
246,074 5.00 TWCC Holding Corp., Replacement Term Loan, 9/14/15      246,597
819,795 2.57 Univision Communication, Inc., Initial Term Loan, 9/2   717,890
                                                                  $2,941,847
             Cable & Satellite - 2.6 %
215,808 2.35 Cequel Communications LLC, Term Loan, 11/5/13        $  207,243
1,085,9 2.32 Charter Communications, Inc., Term B1 Loan, 3/5/14    1,032,821
469,079 2.60 Knology, Inc., Term Loan, 6/30/12                       449,143
500,000 4.50 Mediacom Broadband LLC, Tranche F Term Loan, 10/20/17   479,875
488,773 2.86 WideOpenWest LLC, 1st Lien Term Loan, 6/30/14           451,505
98,755  6.88 WideOpenWest LLC, Series A Term Loan, 6/18/14            97,520
                                                                  $2,718,107
             Movies & Entertainment - 2.7 %
293,095 2.08 AMC Entertainment, Inc., Term Loan, 1/28/13          $  284,088
459,764 5.50 Carmike Cinemas, Inc., Initial Term Loan, 1/27/16       459,682
683,666 5.25 Christie/AIX, Inc., Term Loan, 3/31/16                  679,393
997,500 4.50 Live Nation Entertainment, Inc., Term B Loan, 10/20/1   984,607
465,249 2.54 LodgeNet Entertainment, Closing Date Loan, 4/4/14       430,936
                                                                  $2,838,706
             Publishing - 1.4 %
250,000 0.00 Interactive Data Corp., Term Loan, 1/29/17           $  250,000
250,000 0.00 Interactive Data Corp., Term Loan, 1/29/17              249,896
1,136,7 9.25 RH Donnelley, Inc., Term Loan, 10/24/14               1,006,991
                                                                  $1,506,887
             Total Media                                          $11,957,318
             Retailing - 1.8 %
             Automotive Retail - 0.2 %
250,000 6.00 Autotrader Com, Inc., Tranche B Term Loan 5/30/16    $  250,622
             General Merchandise Stores - 0.2 %
213,424 3.14 Dollar General Corp., Tranche B1 Term Loan, 7/7/14   $  207,595
             Specialty Stores - 1.4 %
258,815 5.25 Pilot Travel Centers, Initial Tranche B Term Loan, 11$  259,531
661,413 2.57 Sally Holdings LLC, Term B Loan, 11/16/13               639,563
324,188 5.75 Savers, Inc., Term Loan, 2/17/16                        325,808
300,000 4.58 Toys R Us, Inc., Tranche B Term Loan, 7/19/12           297,375
                                                                  $1,522,277
             Total Retailing                                      $1,980,494
             Food & Drug Retailing - 1.3 %
             Drug Retail - 0.4 %
98,153  6.00 Rite Aid Corp., Tranche 3 Term Loan, 6/4/14          $   93,000
298,950 9.50 Rite Aid Corp., Tranche 4 Term Loan, 6/10/15            305,415
                                                                  $  398,415
             Food Retail - 0.9 %
740,625 9.50 BI-LO LLC, Term Facility, 5/12/15                    $  738,773
245,886 2.85 Pinnacle Foods, Inc., Term Loan, 4/19/14                232,123
                                                                  $  970,896
             Total Food & Drug Retailing                          $1,369,311
             Food, Beverage & Tobacco - 2.4 %
             Agricultural Products - 0.9 %
997,500 5.50 WM Bolthouse Farms, Inc., 1st Lien Term Loan, 1/25/16$  996,378
             Distillers & Vintners - 0.4 %
267,858 1.88 Constellation Brands, Inc., Non-extending Term Loan, $  261,362
132,142 3.13 Constellation Brands, Inc., Extending Term Loan, 6/5/   131,605
                                                                  $  392,967
             Packaged Foods & Meats - 1.1 %
292,443 1.92 Dean Foods Co., Tranche B Term Loan, 4/2/14          $  274,531
70,412  5.04 Dole Food Co., Inc., Tranche B1 Term Loan, 2/1/17        70,619
174,885 5.02 Dole Food Co., Inc., Tranche C1 Term Loan, 2/1/17       175,400
55,203  7.94 Dole Food Co., Inc., Credit-Linked Deposit, 4/12/13      55,366
350,000 6.25 Michael Foods, Inc., Term B Loan, 6/14/16               351,356
246,875 7.00 Pierre Foods, Inc., Loan, 2/17/16                       247,081
                                                                  $1,174,353
             Total Food, Beverage & Tobacco                       $2,563,698
             Household & Personal Products - 3.7 %
             Household Products - 2.7 %
298,500 5.50 Diversey Holdings, Inc., Tranche B Dollar Term Loan, $  298,500
248,438 6.25 Reynolds Group Holdings, Inc., U.S. Term Loan, 11/5/1   248,251
750,000 5.75 Reynolds Group Holdings, Inc., Incremental U.S. Term    747,656
350,000 8.00 Spectrum Brands, Inc., Term Loan, 6/11/16               354,156
715,448 5.02 SRAM LLC, Term Loan, 4/30/15                            717,237
553,053 2.32 Yankee Candle Co., Term Loan, 2/6/14                    529,360
                                                                  $2,895,160
             Personal Products - 0.9 %
997,500 6.00 Revlon Consumer Products Corp., Term Loan, 8/15/15   $  980,667
             Total Household & Personal Products                  $3,875,827
             Health Care Equipment & Services - 9.5 %
             Health Care Equipment - 0.0 %
34,792  4.50 Fresenius SE, Tranche C1 Dollar Term Loan, 9/1/14    $   34,944
19,874  4.50 Fresenius SE, Tranche C2 Term Loan, 9/1/14               19,961
                                                                  $   54,905
             Health Care Facilities - 3.9 %
26,371  2.79 CHS/Community Health Systems, Inc., Delayed Draw Term$   25,025
852,863 6.50 Ardent Health Services LLC, Term Loan, 7/19/15          832,074
514,003 2.79 CHS/Community Health Systems, Inc., Funded Term Loan,   487,756
277,189 2.33 Hanger Orthopedic Group, Inc., Tranche B Term Loan, 5   269,913
83,654  2.78 HCA, Inc., Tranche B1 Term Loan, 11/18/13                80,925
200,619 3.78 HCA, Inc., Tranche B2 Term Loan, 3/17/17                195,650
165,450 4.29 Healthsouth Corp., Tranche 2 Term Loan, 3/15/14         163,766
438,263 2.27 Psychiatric Solutions, Inc., Term Loan, 7/2/12          435,250
250,000 6.00 Renal Advantage, Inc., Tranche B Term Loan, 5/13/16     250,938
358,284 3.65 Sun Health Care, Term Loan, 4/19/14                     348,789
51,724  2.53 Sun Health Care, Synthetic LC Term Loan, 4/19/14         50,353
282,501 2.41 United Surgical Partners International, Tranche B Ter   265,080
54,243  2.33 United Surgical Partners International, Delayed Draw     50,898
650,000 0.00 Universal Health Services, Inc., Tranche B Term Loan,   650,000
                                                                  $4,106,417
             Health Care Services - 3.3 %
1,246,2 5.50 Alliance HealthCare Services, Initial Term Loan, 6/1/$1,229,627
292,587 2.57 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4/   264,791
201,023 2.79 Healthsouth Corp., Tranche 1 Term Loan, 3/10/13         195,494
250,000 0.00 inVentiv Health, Inc., Term B Loan, 5/7/16              250,000
648,375 7.25 Prime Healthcare Services, Term B Loan, 4/28/15         622,440
411,399 6.00 RehabCare Group, Inc., Term B Loan, 11/1/15             408,879
497,500 7.00 Rural/Metro Operating Co. LLC, Term Loan, 12/7/14       498,122
                                                                  $3,469,353
             Health Care Supplies - 1.0 %
157,230 3.63 Bausch & Lomb, Inc., Parent Term Loan, 4/24/15       $  151,009
38,081  3.57 Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15     36,575
459,741 3.51 Biomet, Inc., Dollar Term Loan, 3/25/15                 447,929
485,000 2.42 IM US Holdings, 1st Lien Term Loan, 6/26/14             464,994
                                                                  $1,100,507
             Health Care Technology - 1.0 %
997,560 5.25 IMS Health, Inc., Tranche B Dollar Term Loan, 11/9/16$1,000,927
             Managed Health Care - 0.2 %
202,381 6.00 Multiplan, Inc., Incremental Term Loan, 4/12/13      $  202,044
             Total Health Care Equipment & Services               $9,934,153
             Pharmaceuticals & Biotechnology - 1.9 %
             Biotechnology - 0.8 %
59,684  6.50 Harvard Drug Group, Delayed Draw Term Loan, 4/8/16   $   57,297
434,066 6.50 Harvard Drug Group., Closing Date Loan, 4/7/16          416,703
125,593 5.50 Warner Chilcott Corp., Term A Loan, 10/30/14            125,640
44,775  5.75 Warner Chilcott Corp., Additional Term Loan, 4/30/15     44,834
59,178  5.75 Warner Chilcott Corp., Term B1 Loan, 4/30/15             59,225
98,542  5.75 Warner Chilcott Corp., Term B2 Loan, 4/30/15             98,620
                                                                  $  802,319
             Life Sciences Tools & Services - 0.5 %
548,625 6.00 Wyle Laboratories, Inc., Term Loan, 3/28/16          $  550,682
             Pharmaceuticals - 0.6 %
598,408 2.58 Key Safety, Inc., Term Loan (First Lien), 3/8/14     $  516,127
142,191 3.75 Mylan Laboratories, U.S. Tranche B Term Loan, 10/2/14   141,737
                                                                  $  657,864
             Total Pharmaceuticals & Biotechnology                $2,010,865
             Diversified Financials - 3.0 %
             Consumer Finance - 0.4 %
500,000 7.25 American General Finance Corp., Term Loan, 4/8/15    $  494,453
             Diversified Finance Services - 0.7 %
750,000 7.00 Ikaria Holdings, Inc., Term Loan, 5/14/16            $  725,625
             Investment Banking & Brokerage - 0.1 %
99,750  5.25 LPL Holdings, Inc., 2017 Term Loan, 6/28/17          $   99,127
             Specialized Finance - 1.7 %
223,517 3.96 Asset Acceptance Capital Corp., Tranche B Term, 6/12/$  215,694
900,000 4.75 MSCI, Inc., Term Loan, 6/1/16                           905,625
721,880 7.50 NCO Financial Systems, Term B Advance Loan, 5/15/13     703,833
                                                                  $1,825,152
             Total Diversified Financials                         $3,144,357
             Insurance - 1.8 %
             Insurance Brokers - 1.3 %
239,100 3.53 Alliant Holdings I, Inc., Term Loan, 8/21/14         $  225,352
99,250  6.75 HUB International Holdings, Inc., Additional Term Loa    95,983
89,067  3.03 HUB International Holdings, Inc., Delayed Draw Term L    81,385
396,242 3.03 HUB International Holdings, Inc., Initial Term Loan,    362,066
683,467 3.29 USI Holdings Corp., Tranche B Term Loan, 5/5/14         624,945
                                                                  $1,389,731
             Multi-Line Insurance - 0.5 %
489,268 3.04 AmWINS Group, Inc., Initial Term Loan, 6/8/13        $  452,878
             Total Insurance                                      $1,842,609
             Real Estate - 1.7 %
             Real Estate Development - 1.1 %
1,246,8 7.50 Ozburn-Hessey Holdings, 1st Lien Term Loan, 4/7/16   $1,253,109
             Specialized Real Estate Investment Trust - 0.5 %
500,000 5.00 Medical Properties Trust, Inc., Term Loan, 4/12/16   $  497,500
             Total Real Estate                                    $1,750,609
             Software & Services - 7.7 %
             Application Software - 1.6 %
990,685 2.32 Nuance Communications, Inc., Term Loan, 3/29/13      $  953,844
99,487  2.32 Nuance Communications, Inc., Incremental Term Loan, 3    95,788
372,642 2.54 Serena Software, Inc., Term Loan, 3/11/13               355,873
300,000 0.00 Vertafore, Inc., Term Loan, 6/17/16                     298,875
                                                                  $1,704,380
             Data Processing & Outsourced Services - 1.4 %
250,000 5.25 Fidelity National Information Services, Inc., Term B $  251,745
1,092,1 3.08 First Data Corp., Initial Tranche B2 Term Loan, 9/24/   951,848
296,970 2.82 Lender Processing Services, Inc., Term Loan B, 7/1/14   296,103
                                                                  $1,499,696
             Internet Software & Services - 1.0 %
1,000,0 0.00 SAVVIS, Inc., Term Loan, 7/9/16                      $1,000,000
             It Consulting & Other Services - 1.5 %
375,155 2.56 Activant Solutions, Inc., Term Loan, 5/2/13          $  353,271
233,333 6.00 Intergraph Corp., Incremental Term Loan, 5/29/14        233,868
41,293  2.79 Keane International, Inc., Synthetic LC Loan, 6/4/13     37,886
529,268 2.79 Keane International, Inc., Closing Date Loan, 6/4/13    485,603
482,500 2.09 Sungard Data Systems, Inc., Tranche A U.S. Term Loan,   457,953
                                                                  $1,568,581
             Systems Software - 2.2 %
243,750 8.50 Allen Systems Group, Inc., 1st Lien Term Loan, 10/19/$  243,598
714,973 5.25 Dealer Computer Services, Inc.,(Reynolds & Reynolds)    708,940
159,763 4.07 Infor Global Solutions, Inc., Original Delayed Draw T   148,579
338,942 4.07 Infor Global Solutions, Inc., Original Initial U.S. T   315,216
453,840 2.50 Inverness Medical Innovations, Term Loan, 2/14/13       431,148
498,750 6.75 Telcordia Technologies, Inc., Term Loan, 4/9/16         496,880
                                                                  $2,344,361
             Total Software & Services                            $8,117,018
             Technology Hardware & Equipment - 3.2 %
             Communications Equipment - 0.5 %
259,201 3.03 Commscope, Inc., Term B Loan, 12/26/14               $  253,304
248,750 6.25 TowerCo LLC, Term Loan, 11/24/14                        248,543
                                                                  $  501,847
             Electronic Components - 1.2 %
 9,025  2.57 Flextronics Semiconductor, A1B Delayed Draw Term Loan$    8,551
71,771  2.59 Flextronics Semiconductor, A1A Delayed Draw Term Loan    67,629
350,250 2.60 Flextronics Semiconductor, A3 Delayed Draw Term Loan,   331,862
349,252 2.60 Flextronics Semiconductor, A Closing Date Term Loan,    329,097
54,062  2.57 Flextronics Semiconductor, A2 Delayed Draw Term Loan,    51,224
500,000 0.00 Generac Acquisition Corp., Term Loan First Lien, 11/1   461,750
                                                                  $1,250,113
             Electronic Equipment & Instruments - 0.6 %
320,752 3.82 Itron, Inc., Dollar Term Loan, 4/18/14               $  320,282
95,287  7.25 L-1 Identity Solutions Operating Co., Tranche B2 Term    94,811
237,269 4.57 Scitor Corp., Term Loan, 9/26/14                        233,116
                                                                  $  648,209
             Electronic Manufacturing Services - 0.4 %
470,554 5.25 Baldor Electric Co., Term Loan, 1/31/14              $  471,642
             Technology Distributors - 0.5 %
498,750 8.00 Securus Technologies, Term Loan, 10/30/14            $  502,754
             Total Technology Hardware & Equipment                $3,374,565
             Semiconductors - 0.6%
             Semiconductor Equipment - 0.6 %
294,486 3.69 Aeroflex, Inc., Tranche B-1 Term Loan, 8/15/14       $  276,448
382,038 4.60 Freescale Semiconductor, Inc., Extended Maturity Term   352,005
                                                                  $  628,453
             Semiconductors - 0.6 %
650,000 4.75 Intersil Corp., Term Loan, 4/27/16                   $  650,972
             Total Semiconductors                                 $1,279,425
             Telecommunication Services - 2.1 %
             Integrated Telecommunication Services - 1.9 %
549,250 6.50 Cincinnati Bell, Inc., Tranche B Term Loan, 5/12/17  $  540,423
40,825  3.32 Telesat Canada, Inc., U.S. Term II Loan, 10/31/14        39,600
475,293 3.32 Telesat Canada, Inc., U.S. Term I Loan, 10/31/14        461,034
248,072 2.07 Time Warner Telecom, Term B Loan, 1/7/13                239,700
392,855 2.75 West Corp., Term B2 Loan, 10/24/13                      373,376
295,483 3.24 Windstream Corp., Tranche B2 Term Loan, 12/17/15        292,897
                                                                  $1,947,030
             Wireless Telecommunication Services - 0.2 %
222,061 3.88 MetroPCS Wireless, Inc., Tranche B-2 Term Loan, 11/3/$  219,340
20,383  2.63 MetroPCS Wireless, Inc., Tranche B-1 Term Loan 11/3/1    19,858
                                                                  $  239,198
             Total Telecommunication Services                     $2,186,228
             Utilities - 2.0 %
             Electric Utilities - 1.0 %
1,387,6 3.97 Texas Competitive Electric Holdings, Initial Tranche $1,080,125
             Independent Power Producer & Energy Traders - 1.0 %
771,758 3.42 Calpine Corp., 1st Priority Term Loan, 3/29/14       $  734,135
91,980  2.53 Mach Gen LLC, Synthetic LC Loan, 2/22/13                 85,158
132,868 2.28 NRG Energy, Inc., Term Loan, 2/1/13                     127,802
88,122  2.28 NRG Energy, Inc., Credit Linked Term Loan, 2/1/13        84,763
                                                                  $1,031,858
             Total Utilities                                      $2,111,983
             TOTAL SENIOR FLOATING RATE LOAN INTERESTS
             (Cost  $92,124,920)                                  $92,033,431

             TEMPORARY CASH INVESTMENTS - 7.1 %
             Repurchase Agreements - 7.1 %
2,500,000    BNP Paribas SA, 0.21%, dated 7/30/10, repurchase pric$2,500,000 plus accrued interest on 8/2/10 collateralized by the following
             $1,549,214 Federal National Mortgage Association (ARM), 1.452-
6.034%, 6/1/19-8/1/42
             $955,802 Federal Home Loan Mortgage Corp., 2.416-6.858%, 6/1/24-
6/1/40
             $44,985 Freddie Mac Giant, 4.0%, 1/20/40

2,500,000    Deutsche Bank Securities, Inc, 0.20%, dated 7/30/10,  2,500,000 plus accrued interest on 8/2/10 collateralized by the following
             $1,304,140 Freddie Mac Giant, 7.0%, 8/1/38
             $1,245,860 Federal National Mortgage Association, 7.0%, 4/1/37

2,500,000    SG Americas Securities LLC, 0.21%, dated 7/30/10, rep 2,500,000 plus accrued interest on 8/2/10 collateralized by the following
             $439,525 Federal National Mortgage Association, 4.5%, 3/1/40
             $1,540,239 Federal Home Loan Mortgage Corp., 2.836-6.115%, 5/1/35-
8/1/37
             $570,443 Freddie Mac Giant, 3.401%, 6/1/40
             TOTAL TEMPORARY CASH INVESTMENTS                     $7,500,000
             (Cost  $7,500,000)                                   $7,500,000

             TOTAL INVESTMENT IN SECURITIES - 103.4%
             (Cost  $106,698,985) (a)                             $108,635,240

             OTHER ASSETS AND LIABILITIES - (3.4)%                $-3,554,599

             TOTAL NET ASSETS - 100.0%                            $105,080,641

   * Senior floating rate loan interests in which the Fund invests generally pay interest rates that are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major
           United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2010, the value of these securities amounted to $2,123,338 or 2.02% of total net assets.

  (a) At July 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $106,698,985 was as follows:

             Aggregate gross unrealized gain for all investments in which
             there is an excess of value over tax cost            $2,557,594

             Aggregate gross unrealized loss for all investments in which
             there is an excess of tax cost over value             -621,339

             Net unrealized gain                                  $1,936,255

  (b)        Debt obligation with a variable interest rate.
             Rate shown is rate at period end.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of July
             31, 2010, in valuing the Fund's assets:
                                  Level 1     Level 2    Level 3    Total
Collateralized Mort Oblig           $0       $352,793      $0     $352,793
Asset Backed securi                 0        500,037       0      500,037
Preferred stocks               172,898           0          0      172,898
Corporate bonds                      0      7,788,577       0    7,788,577
Common Stocks                   68,399        201,881   44,224     314,504
Floating rate loan interests         0     92,033,431       0   92,033,431
Temporary cash investments           0      7,500,000       0    7,500,000
Total                        $241,297   $108,349,719  $44,224 $108,635,240

ollowing is a reconciliation of assets valued using
                      significant unobservable inputs (Level 3):

                                              Common
                                              Stocks
Balance as of 10/31/09                           $0
Realized gain (loss)                              0
Change in unrealized appep)                       0
Net purchases (sales)                             0
Transfers in and out of vel 3                  44,224
Balance as of 7/31/10                          44,224

Pioneer Multi-Asset Real Return Fund
Schedule of Investments  07/31/2010

  Shares   Float                                                         Value
           Rate
               COMMON STOCKS - 26.5 %
               Capital Goods - 2.4 %
               Aerospace & Defense - 1.9 %
   2,748       Northrop Grumman Corp. *                                $161,143
   8,222       United Technologies Corp.                                584,584
                                                                       $745,727
               Industrial Conglomerates - 0.5 %
  18,500       SM Investments Corp. *                                  $176,752
               Total Capital Goods                                     $922,479
               Food Beverage & Tobacco - 6.8 %
               Packaged Foods & Meats - 3.6 %
  15,621       Nestle SA (Sponsored A.D.R.) *                          $770,896
  20,654       Unilever N.V.                                            609,086

$1,379,982
               Soft Drinks - 1.0 %
   5,756       PepsiCo, Inc.                                           $373,622
               Tobacco - 2.1 %
  37,419       Altria Group, Inc.                                      $829,205
               Total Food Beverage & Tobacco
$2,582,809
               Household & Personal Products - 1.3 %
               Household Products - 1.3 %
   7,760       Kimberly-Clark Corp.                                    $497,571
               Total Household & Personal Products                     $497,571
               Pharmaceuticals & Biotechnology - 0.9 %
               Pharmaceuticals - 0.9 %
  13,250       Bristol-Myers Squibb Co.                                $330,190
               Total Pharmaceuticals & Biotechnology                   $330,190
               Banks - 3.0 %
               Diversified Banks - 3.0 %
  165,000      Bank Rakyat Indonesia PT                                $182,718
  851,000      Industrial and Commercial Bank of China, Ltd. *          649,664
  70,000       Metropolitan Bank & Trust Co. *                           92,247
  16,000       United Overseas Bank, Ltd. *                             233,673
                                                                      $1,158,302
               Total Banks                                            $1,158,302
               Real Estate - 0.4 %
               Industrial Real Estate Investment Trust - 0.2 %
  55,000       Ascendas Real Estate Investment Trust                   $ 85,745
               Retail Real Estate Investment Trust - 0.2 %
  55,000       CapitaMall Trust                                        $ 77,251
               Total Real Estate                                       $162,996
               Technology Hardware & Equipment - 0.8 %
               Computer Storage & Peripherals - 0.8 %
   7,120       Gemalto NV *                                            $292,764
               Total Technology Hardware & Equipment                   $292,764
               Telecommunication Services - 3.5 %
               Integrated Telecom Services - 3.5 %
  22,000       Deutsche Telekom AG *                                   $294,360
  43,000       Koninklijke KPN NV                                       599,469
  145,000      Singapore Telecommunications, Ltd. *                     332,684
  11,312       Windstream Corp.                                         128,957
                                                                      $1,355,470
               Total Telecommunication Services                       $1,355,470
               TOTAL COMMON STOCKS
               (Cost  $5,907,305)                                     $7,302,581
               CORPORATE BONDS - 10.6 %
               Energy - 1.5 %
               Coal & Consumable Fuels - 0.4 %
  150,000      Consol Energy, Inc., 7.875%, 3/1/12                     $161,438
               Oil & Gas Exploration & Production - 1.1 %
  160,000      Denbury Resources, Inc., 7.5%, 12/15/15                 $164,400
  245,000      Gaz Capital SA for Gazprom, 6.212%, 11/22/16             254,678
                                                                       $419,078
               Total Energy                                            $580,516
               Materials - 1.4 %
               Diversified Metals & Mining - 0.7 %
  230,000      Xstrata Canada Corp., 7.25%, 7/15/12                    $250,294
               Paper Products - 0.7 %
  250,000      International Paper Co., 5.25%, 4/1/16                  $267,468
               Total Materials                                         $517,762
               Transportation - 0.7 %
               Railroads - 0.7 %
  240,000      Kansas City Southern Railway, 8.0%, 6/1/15              $257,100
               Total Transportation                                    $257,100
               Media - 1.7 %
               Cable & Satellite - 1.7 %
  280,000  0.00Comcast Corp., 5.3%, 1/15/14                            $310,164
  300,000      Time Warner Cable, Inc., 8.25%, 2/14/14                  357,708
                                                                       $667,872
               Total Media                                             $667,872
               Food Beverage & Tobacco - 1.7 %
               Brewers - 0.9 %
  329,000      Anheuser-Busch InBev, 5.375%  11/15/14                  $365,040
               Packaged Foods & Meats - 0.7 %
  266,000      WM Wrigley Jr Co., 3.7%, 6/30/14                        $272,596
               Total Food Beverage & Tobacco                           $637,636
               Banks - 1.1 %
               Diversified Banks - 1.1 %
  350,000      Intesa Sanpaolo SpA, 8.047%,  6/29/49                   $439,511
               Total Banks                                             $439,511
               Technology Hardware & Equipment - 1.7 %
               Communications Equipment - 0.6 %
  225,000      Motorola, Inc., 5.375%, 11/15/12                        $235,649
               Electronic Components - 0.4 %
  150,000      Amphenol Corp., 4.75%, 11/15/14                         $159,968
               Office Electronics - 0.7 %
  230,000      Xerox Corp., 4.25%, 2/15/15                             $242,621
               Total Technology Hardware & Equipment                   $638,238
               Telecommunication Services - 0.8 %
               Integrated Telecom Services - 0.8 %
  300,000      Qwest Corp., Floating Rate Note, 6/15/13                $303,000
               Total Telecommunication Services                        $303,000
               TOTAL CORPORATE BONDS
               (Cost  $4,141,587)
$4,041,635
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 47.6 %
  349,100      United States Treasury Note, 0.3.5%,  5/15/20            366,611
 3,593,800     United States Treasury Note, 4.625%  021540             3,996,417
10,536,100     United States Treasury Note, 1.0%, 4/30/12             10,628,291
                                                                     $14,991,319
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
               (Cost  $15,535,647)                                   $14,991,319
               FOREIGN GOVERNMENT BONDS - 47.6 %
 2,534,000     Federal Republic of Brazil, 12.5%, 1/5/16              $1,607,630
11,855,000,000 Indonesia Treasury Bond, 11.0%, 11/15/20                1,591,234
                                                                      $3,198,864
               TOTAL FOREIGN GOVERNMENT BONDS
               (Cost  $3,131,994)                                      3,198,864
               SENIOR SECURED FLOATING RATE LOAN INTEREST- 0.7%
  250,000  5.25Fidelity National Inc., L+3.75%, 7/18/16                $251,745
               TOTAL SENIOR SECURED FLOATING RATE LOAN INTEREST
               (Cost  $247,500)                                         251,745
               EXCHANGE TRADED FUNDS- 10.7 %
   3,600       Claymore/AlphaShares China All All-Cap ETF              $ 91,332
   9,200       iShares Dow Jones Se                                     418,876
  36,300       iShares MSCI Malaysia Index Fund                         445,401
  29,165       iShares MSCI Singapore Index Fund                        359,021
   6,800       iShares MSCI South K                                     333,540
  27,564       iShares MSCI Taiwan Index Fund                           342,069
  16,600       iShares S&P 500 Index Fund                              1,837,454
               TOTAL EXCHANGE TRADED FUND                             $3,827,693
               (Cost  $4,151,084)                                     $3,827,693
               Mutual Fund  - 7.5 %
    115        Pioneer Cayman Commodity Fund, Ltd. *                  $2,848,994
               Total Mutual Fund
               (Cost  $2,891,761)                                     $2,848,994
               TOTAL INVESTMENT IN SECURITIES - 95.4%
               (Cost  $36,006,878) (a)                               $36,462,831
               OTHER ASSETS AND LIABILITIES - 4.6%                    $1,776,674
               TOTAL NET ASSETS - 100.0%                             $38,239,505


     A.D.R     American Depository Receipt.

        NR     Not rated by either S&P or Moody's.

         *     Non-income producing security.

       (a) At July 31, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $36,006,878 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost               $455,953

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                   0

               Net unrealized loss                                     $455,953


       (b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

             The following is a summary of the inputs used as of July 31, 2010, in valuing the Fund's assets:
                              Level 1     Level 2    Level 3    Total
Common stocks          	     $7,302,581        $0      $0     $7,302,581
Corporate bonds                   0        4,041,635    0      4,041,635
US Government Obli                0       14,991,319    0     14,991,319
Foreign Govt bonds             134,986     3,198,864    0      3,198,864
Exchange Traded funds         3,827,693         0       0      3,827,693
Floating rate loan interests         0       251,745    0        251,745
Total                       $11,130,274   $22,483,563  $0    $33,613,837


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2010

* Print the name and title of each signing officer under his or her signature.